Shareholder Report, Average Annual Return (Details) 998000_Franklin Short Duration U.S. Government ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin Short Duration U.S. Government ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Short Duration U.S. Government ETF (NAV)
Average Annual Return, Percent	4.49%	2.38%	2.03%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	4.35%	0.31%	1.70%
Bloomberg U.S. Government (1-3 Year) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government (1-3 Year) Index
Average Annual Return, Percent	3.77%	1.83%	1.78%